Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 013 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 5,243,574	$ 4,634,530	$ 4,259,624
Plan Interest
EBP, Master Trust [Line Items]
Total investments at fair value	4,538,837	3,934,128
Insurance contracts at contract value	546,601	545,353
Total investments	5,085,438	4,479,481
Interest receivable	60	52
Net dividend receivable	1,288	1,273
Due from brokers for securities sold	0	347
Trustee and management fees payable	(312)	(249)
Net assets available for benefits	5,086,474	4,480,904
Money market funds | Plan Interest
EBP, Master Trust [Line Items]
Total investments at fair value	19,599	12,174
Macy's, Inc. common stock | Plan Interest
EBP, Master Trust [Line Items]
Total investments at fair value	154,119	123,779
Self-directed brokerage funds | Plan Interest
EBP, Master Trust [Line Items]
Total investments at fair value	33,157	26,911
Domestic equities | Plan Interest
EBP, Master Trust [Line Items]
Total investments at fair value	1,496,591	1,392,739
International equities | Plan Interest
EBP, Master Trust [Line Items]
Total investments at fair value	193,362	152,528
Target date funds | Plan Interest
EBP, Master Trust [Line Items]
Total investments at fair value	$ 2,642,009	$ 2,225,997